Financial Instruments Fair Value Disclosures - Summary of Fair Value Hierarchy (Detail) £ in Thousands	Jun. 30, 2020 GBP (£)
Significant observable inputs (Level 2) | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	£ 13,438
Significant observable inputs (Level 2) | Warrant liability [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	184
Significant observable inputs (Level 2) | Bank loan [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	13,254
Significant unobservable inputs (Level 3) | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	37,271
Significant unobservable inputs (Level 3) | Provision for deferred cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	1,698
Significant unobservable inputs (Level 3) | Warrant liability [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	£ 35,573